Convertible Redeemable Preferred Shares (Narrative) (Details)	1 Months Ended			12 Months Ended
	Jun. 30, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Mar. 31, 2017 CAD ($) $ / shares shares	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2017 CAD ($) shares	Aug. 31, 2016 CAD ($) shares
Statement [Line Items]
Proceeds from issue of preference shares				$ 2,084,792	$ 2,260,153	$ 0
Payments for finder/broker fees, commissions and commitment fees	$ 37,500	$ 75,000	$ 125,000
Payments for other issuance costs	$ 18,668	$ 34,040
Financing transaction costs				$ 634,912	$ 601,335	$ 10,598
Dilutive effect of convertible instruments on number of ordinary shares | shares				0	0	0
Series A1 Preferred Shares [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares			500		500
Equity issuance, price per share | $ / shares			$ 5,000
Proceeds from issue of preference shares			$ 2,500,000
Preferred shares, redemption value			5,000
Preferred shares, redemption value, increase per quarter			250
Fair value of Preferred Shares			2,625,000		$ 2,625,000
Series A1 Preferred Shares [Member] | Top of range [Member]
Statement [Line Items]
Preferred shares, redemption value			$ 6,750
A1 Warrants [Member]
Statement [Line Items]
Number of warrants issued			6,900,000
Weighted average exercise price of warrants issued			$ 0.23
Fair value of warrants issued			236,488
Fair value (per warrant) of warrants issued			$ 0.0343
Risk free interest rate, warrants			1.10%
Expected life, warrants			4 years
Expected volatility, warrants			35.00%
Series A2 Preferred Shares [Member]
Statement [Line Items]
Equity issuance, price per share | $ / shares			$ 5,000
Number of shares authorised | shares			165
Series B1 Preferred Shares [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares		300		300
Equity issuance, price per share | $ / shares		$ 5,000
Proceeds from issue of preference shares		$ 1,500,000
Fair value of Preferred Shares		$ 1,575,000		$ 1,575,000
B1 Warrants [Member]
Statement [Line Items]
Number of warrants issued		6,250,000
Weighted average exercise price of warrants issued		$ 0.15
Fair value of warrants issued		283,525
Fair value (per warrant) of warrants issued		$ 0.0454
Risk free interest rate, warrants		1.94%
Expected life, warrants		4 years
Expected volatility, warrants		35.00%
Series B2 Preferred Shares [Member]
Statement [Line Items]
Equity issuance, price per share | $ / shares		$ 5,000
Number of shares authorised | shares		100
Series B1 Preferred Shares and B1 warrants [Member]
Statement [Line Items]
Proceeds from issue of preference shares		$ 1,500,000
Financing transaction costs		109,040
Fair values of the Preferred Shares and warrants at issuance		1,858,525
Excess of gross proceeds over fair values of the Preferred Shares and the warrants at issuance		$ 358,525
Series C1 Preferred Shares [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares	150			150
Equity issuance, price per share | $ / shares	$ 5,000
Proceeds from issue of preference shares	$ 750,000
Fair value of Preferred Shares	$ 787,500			$ 787,500
C1 Warrants [Member]
Statement [Line Items]
Number of warrants issued	3,750,000
Weighted average exercise price of warrants issued	$ 0.125
Fair value of warrants issued	73,679
Fair value (per warrant) of warrants issued	$ 0.0196
Risk free interest rate, warrants	2.00%
Expected life, warrants	4 years
Expected volatility, warrants	35.00%
Series C2 Preferred Shares [Member]
Statement [Line Items]
Equity issuance, price per share | $ / shares	$ 5,000
Number of shares authorised | shares	50
Series C1 Preferred Shares and C1 warrants [Member]
Statement [Line Items]
Proceeds from issue of preference shares	$ 750,000
Financing transaction costs	56,168
Fair values of the Preferred Shares and warrants at issuance	861,179
Excess of gross proceeds over fair values of the Preferred Shares and the warrants at issuance	$ 111,179
A1, B1 and C1 Preferred Shares [Member]
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares | shares				59,235,294
Weighted average share price				$ 0.075